SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended
	Nov. 22, 2021	Nov. 30, 2021	Sep. 30, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Warrant price		$ 0.01
Sale of stock, price per share		$ 10.15
Redemption of warrants description		the Company issues additional Class A ordinary shares or equity-linked securities, for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A ordinary shares during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
Warrant [Member]
Class of Stock [Line Items]
Period of time within which registration statement is expected to become effective		12 months
Redemption period		5 years
Warrants and rights outstanding, term			30 days
Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Trading period after business combination used to measure dilution of warrant			30 days
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		479,000,000
Common stock, par or stated value per share		$ 0.0001
Common stock, shares issued		0
Common stock, shares outstanding		0
Sale of stock, price per share		$ 18.00
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000
Common stock, par or stated value per share		$ 0.0001
Common stock, shares issued		2,875,000
Common stock, shares outstanding		2,875,000
Stock issued during period, shares	2,875,000
Stock issued during period, value	$ 25,000
Common stock subject to forfeiture	375,000
Equity method investment, ownership percentage	20.00%	20.00%
Common Class B [Member] | Holders [Member]
Class of Stock [Line Items]
Common stock, voting rights		Holders of the Company’s Class B ordinary shares are entitled to one vote for each share.
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Common stock subject to forfeiture		375,000
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Stock issued during period, shares		2,875,000
Stock issued during period, value		$ 25,000